Commitments and Contingencies - Summary of Shipbuilding Contracts for Ships (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Ocean Ships [member] | Ship XXI
Disclosure of commitments and contingencies [line items]
Expected Delivery		2030
Ocean Ships [member] | Ship XXII
Disclosure of commitments and contingencies [line items]
Expected Delivery		2031
Expedition Ships | Expedition Ship III
Disclosure of commitments and contingencies [line items]
Expected Delivery	2030
Expedition Ships | Expedition Ship IV
Disclosure of commitments and contingencies [line items]
Expected Delivery	2031